Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Jan. 31, 2010	$ 86,609	$ 451,591	$ (2,034)	$ (348,294)
Shares issued:
Stock options exercised	1,539
Unearned compensation related to issuance of stock options		8
Stock-based compensation expense (Note 15)		1,076
Stock options exercised		(404)
Purchase of non-controlling interest (Note 3)		29
Foreign currency translation adjustments, net of income taxes			3,856		3,856
Net income				11,539	11,539
Total Shareholders’ Equity	88,148	452,300	1,822	(336,755)	205,515
Balance at Jan. 31, 2011	88,148	452,300	1,822	(336,755)	205,515
Shares issued:
Stock options exercised	2,776
Unearned compensation related to issuance of stock options		11
Stock-based compensation expense (Note 15)		1,213
Stock options exercised		(1,001)
Stock option income tax benefits		(99)
Foreign currency translation adjustments, net of income taxes			(1,885)		(1,885)
Net income				12,026	12,026
Total Shareholders’ Equity	90,924	452,424	(63)	(324,729)	218,556
Balance at Jan. 31, 2012	90,924	452,424	(63)	(324,729)	218,556
Shares issued:
Stock options exercised	1,548
Stock-based compensation expense (Note 15)		1,278
Stock options exercised		(348)
Settlement of stock options (Note 15)		(2,021)
Stock option income tax benefits		101
Foreign currency translation adjustments, net of income taxes			1,932		1,932
Net income				15,996	15,996
Total Shareholders’ Equity	92,472	451,434	1,869	(308,733)	237,042
Balance at Jan. 31, 2013	$ 92,472	$ 451,434	$ 1,869	$ (308,733)	$ 237,042